Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 283,694		$ 288,914
Depreciation expenses	(26,989)		(26,930)	$ (27,461)
Additions	25,195		23,164	27,979
Disposal	(307)		(86)	(122)
Impairment losses	0	$ 0	93	0
Ending balance	$ 281,416	$ 10,022	283,694	288,914
Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			940,891	946,460
Additions				27,979
Disposal				(33,350)
Effect of foreign exchange differences				60
Others				(258)
Ending balance				940,891
Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(651,977)	(657,752)
Depreciation expenses				(27,461)
Disposal				33,228
Effect of foreign exchange differences				(20)
Others				28
Ending balance				(651,977)
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			103,972
Ending balance				103,972
Land [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			103,972	104,079
Additions				0
Disposal				(71)
Effect of foreign exchange differences				0
Others				(36)
Ending balance				103,972
Land [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			0	0
Depreciation expenses				0
Disposal				0
Effect of foreign exchange differences				0
Others				0
Ending balance				0
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			263
Ending balance				263
Land improvements [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			1,601	1,595
Additions				0
Disposal				0
Effect of foreign exchange differences				0
Others				6
Ending balance				1,601
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(1,338)	(1,293)
Depreciation expenses				(45)
Disposal				0
Effect of foreign exchange differences				0
Others				0
Ending balance				(1,338)
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			44,784
Ending balance				44,784
Buildings [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			72,911	72,694
Additions				21
Disposal				0
Effect of foreign exchange differences				0
Others				196
Ending balance				72,911
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(28,127)	(26,799)
Depreciation expenses				(1,356)
Disposal				0
Effect of foreign exchange differences				0
Others				28
Ending balance				(28,127)
Computer equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			2,115
Ending balance				2,115
Computer equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			14,258	14,162
Additions				52
Disposal				(643)
Effect of foreign exchange differences				0
Others				687
Ending balance				14,258
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(12,143)	(11,788)
Depreciation expenses				(983)
Disposal				632
Effect of foreign exchange differences				0
Others				(4)
Ending balance				(12,143)
Telecommunications equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			116,322
Ending balance				116,322
Telecommunications equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			715,748	722,054
Additions				159
Disposal				(31,984)
Effect of foreign exchange differences				60
Others				25,459
Ending balance				715,748
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(599,426)	(607,154)
Depreciation expenses				(24,236)
Disposal				31,952
Effect of foreign exchange differences				(20)
Others				32
Ending balance				(599,426)
Transportation equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			231
Ending balance				231
Transportation equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			3,882	3,834
Additions				0
Disposal				(29)
Effect of foreign exchange differences				0
Others				77
Ending balance				3,882
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(3,651)	(3,513)
Depreciation expenses				(162)
Disposal				29
Effect of foreign exchange differences				0
Others				(5)
Ending balance				(3,651)
Miscellaneous equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			2,582
Ending balance				2,582
Miscellaneous equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			9,874	9,515
Additions				334
Disposal				(623)
Effect of foreign exchange differences				0
Others				648
Ending balance				9,874
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(7,292)	(7,205)
Depreciation expenses				(679)
Disposal				615
Effect of foreign exchange differences				0
Others				(23)
Ending balance				(7,292)
Construction in progress and equipment to be accepted [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			18,645
Ending balance				18,645
Construction in progress and equipment to be accepted [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			18,645	18,527
Additions				27,413
Disposal				0
Effect of foreign exchange differences				0
Others				(27,295)
Ending balance				18,645
Construction in progress and equipment to be accepted [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			$ 0	0
Depreciation expenses				0
Disposal				0
Effect of foreign exchange differences				0
Others				0
Ending balance				$ 0